Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net loss	$ (147,137)	$ (160,856)	$ (183,934)
Items not involving cash
Interest expense on convertible debentures	45,000	45,000	33,976
Changes in non-cash working capital	125,130	37,510	149,537
Cash provided by (used in) operating activities	22,993	(78,346)	(421)
Investing Activities
Purchase of mineral property interest	(25,000)	0	0
Cash used in investing activities	(25,000)	0	0
Financing Activities
Warrants exercised	0	79,500	0
Cash provided by financing activities	0	79,500	0
Net increase (decrease) in cash	(2,007)	1,154	(421)
Cash, beginning	2,045	891	1,312
Cash, ending	$ 38	$ 2,045	$ 891